Employee benefit plans (Tables)	6 Months Ended
Sep. 30, 2023
Employee Benefit Plans [Abstract]
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Six months ended September 30
	2022	2023
Service cost	¥3,199	¥3,014
Interest cost	1,216	1,742
Expected return on plan assets	(2,984)	(2,829)
Amortization of net actuarial losses	1,909	1,403
Amortization of prior service cost	(803)	(802)

Net periodic benefit cost	¥2,537	¥2,528

	Millions of yen
	Three months ended September 30
	2022	2023
Service cost	¥1,600	¥1,507
Interest cost	608	871
Expected return on plan assets	(1,492)	(1,414)
Amortization of net actuarial losses	954	701
Amortization of prior service cost	(401)	(401)

Net periodic benefit cost	¥1,269	¥1,264